Long-term debt - Capital Lease Obligations to Related Party (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2014	Dec. 31, 2013
Essex sale-leaseback transactions | Transaction One
Long-term debt
Imputed interest rate on lease (as a percent)	14.90%	14.50%	14.50%
Capital leases, maturing through November 2020
Long-term debt
Interest expense	$ 263,000	$ 204,000	$ 467,000
Capital leases, maturing through November 2020 | Essex sale-leaseback transactions | Transaction One
Long-term debt
Existing assets under sale-leaseback transaction					$ 5,500,000
Newly acquired assets under sale-leaseback transaction				$ 795,000
Capital leases, maturing through November 2020 | Essex sale-leaseback transactions | Transaction Two
Long-term debt
Newly acquired assets under sale-leaseback transaction	$ 3,200,000